Related Party Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Related Party Transactions Abstract
Revenue	$ 3,019	$ 1,813	$ 5,190	$ 3,621	$ 7,013	$ 6,668
Accounts receivable	$ 289		289		583	2,083
Deferred revenue			$ 12,064		$ 15,238	$ 16,787